Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE FLOATING RATE FUND, INC.
Entity Central Index Key	0001520245
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000103068
Shareholder Report [Line Items]
Fund Name	Floating Rate Fund
Class Name	Investor Class
Trading Symbol	PRFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Investor Class	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Leveraged loans advanced in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and the likely end of the Federal Reserve’s rate-cutting cycle supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Morningstar LSTA Performing Loan Index, credit selection in the information technology and automotive segments aided relative performance, with meaningful contributions from social networking company X/Twitter and our avoidance of First Brands Group, a supplier within the global automotive aftermarket that filed for Chapter 11 bankruptcy in September 2025. Asurion, the leading provider of mobile protection services, was a notable contributor in the wireless communications segment.

  Relative to the style-specific benchmark, Qlik Technologies, which offers business intelligence and analytics; and Kaseya, a leading global provider of information technology management solutions, detracted as fears about the potential impacts of displacement amid increased adoption of artificial intelligence (AI) technology weighed on their performance. The cable operators segment held back relative gains, partly due to Optimum (formerly known as Altice USA).

  The fund seeks high current income and some capital appreciation. We continued to pare down the portfolio’s information technology holdings, largely due to AI-displacement risk. For several quarters, we have evaluated how generative AI could affect revenue durability, pricing power, reinvestment needs, and capital structure outcomes across our software and broader technology holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,168	10,232	10,220
2016	10,288	9,908	10,420
2017	10,465	10,008	10,665
2017	10,551	10,158	10,760
2017	10,597	10,283	10,828
2017	10,711	10,227	10,955
2018	10,811	10,059	11,134
2018	10,875	10,120	11,234
2018	11,002	10,175	11,383
2018	10,988	10,089	11,358
2019	11,135	10,378	11,530
2019	11,283	10,768	11,677
2019	11,411	11,210	11,757
2019	11,518	11,178	11,823
2020	11,510	11,590	11,939
2020	11,107	11,781	11,329
2020	11,447	11,936	11,884
2020	11,699	11,992	12,275
2021	12,001	11,750	12,682
2021	12,136	11,734	12,827
2021	12,227	11,925	12,939
2021	12,296	11,854	13,040
2022	12,343	11,440	13,106
2022	12,070	10,769	12,798
2022	12,223	10,552	12,980
2022	12,248	10,332	12,968
2023	12,668	10,328	13,462
2023	12,751	10,538	13,571
2023	13,318	10,426	14,242
2023	13,594	10,454	14,561
2024	14,010	10,671	15,054
2024	14,330	10,676	15,427
2024	14,616	11,187	15,688
2024	14,961	11,173	16,076
2025	15,147	11,291	16,297
2025	15,352	11,258	16,487
2025	15,678	11,538	16,844
2025	15,880	11,809	17,022
2026	15,845	11,998	16,929
2026	16,227	11,836	17,335

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Floating Rate Fund (Investor Class)	5.70%	5.98%	4.96%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	5.14	6.21	5.66

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,063,480,000
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 16,926,000
InvestmentCompanyPortfolioTurnover	66.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,063,480 Number of Portfolio Holdings338
Holdings [Text Block]
Table Summary
Bank Loans	87.2%
Corporate Bonds	8.4
Preferred Stocks	0.2
Convertible Preferred Stocks	0.2
Short-Term and Other	4.0

Largest Holdings [Text Block]
Table Summary
Hopper Merger Sub	2.5%
TransDigm	1.9
Applied Systems	1.7
Alera Group	1.7
Ellucian Holdings	1.6
Neptune Bidco U.S.	1.6
CRC Insurance Group	1.4
Asurion	1.4
Engineered Machinery Holdings	1.4
UKG	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000103069
Shareholder Report [Line Items]
Fund Name	Floating Rate Fund
Class Name	Advisor Class
Trading Symbol	PAFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Advisor Class	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Leveraged loans advanced in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and the likely end of the Federal Reserve’s rate-cutting cycle supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Morningstar LSTA Performing Loan Index, credit selection in the information technology and automotive segments aided relative performance, with meaningful contributions from social networking company X/Twitter and our avoidance of First Brands Group, a supplier within the global automotive aftermarket that filed for Chapter 11 bankruptcy in September 2025. Asurion, the leading provider of mobile protection services, was a notable contributor in the wireless communications segment.

  Relative to the style-specific benchmark, Qlik Technologies, which offers business intelligence and analytics; and Kaseya, a leading global provider of information technology management solutions, detracted as fears about the potential impacts of displacement amid increased adoption of artificial intelligence (AI) technology weighed on their performance. The cable operators segment held back relative gains, partly due to Optimum (formerly known as Altice USA).

  The fund seeks high current income and some capital appreciation. We continued to pare down the portfolio’s information technology holdings, largely due to AI-displacement risk. For several quarters, we have evaluated how generative AI could affect revenue durability, pricing power, reinvestment needs, and capital structure outcomes across our software and broader technology holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,173	10,232	10,220
2016	10,288	9,908	10,420
2017	10,460	10,008	10,665
2017	10,540	10,158	10,760
2017	10,581	10,283	10,828
2017	10,678	10,227	10,955
2018	10,783	10,059	11,134
2018	10,843	10,120	11,234
2018	10,963	10,175	11,383
2018	10,944	10,089	11,358
2019	11,096	10,378	11,530
2019	11,225	10,768	11,677
2019	11,347	11,210	11,757
2019	11,459	11,178	11,823
2020	11,444	11,590	11,939
2020	11,039	11,781	11,329
2020	11,370	11,936	11,884
2020	11,614	11,992	12,275
2021	11,907	11,750	12,682
2021	12,033	11,734	12,827
2021	12,118	11,925	12,939
2021	12,179	11,854	13,040
2022	12,232	11,440	13,106
2022	11,943	10,769	12,798
2022	12,089	10,552	12,980
2022	12,108	10,332	12,968
2023	12,517	10,328	13,462
2023	12,593	10,538	13,571
2023	13,146	10,426	14,242
2023	13,412	10,454	14,561
2024	13,815	10,671	15,054
2024	14,124	10,676	15,427
2024	14,398	11,187	15,688
2024	14,731	11,173	16,076
2025	14,922	11,291	16,297
2025	15,100	11,258	16,487
2025	15,413	11,538	16,844
2025	15,604	11,809	17,022
2026	15,562	11,998	16,929
2026	15,930	11,836	17,335

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Floating Rate Fund (Advisor Class)	5.50%	5.77%	4.77%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	5.14	6.21	5.66

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,063,480,000
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 16,926,000
InvestmentCompanyPortfolioTurnover	66.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,063,480 Number of Portfolio Holdings338
Holdings [Text Block]
Table Summary
Bank Loans	87.2%
Corporate Bonds	8.4
Preferred Stocks	0.2
Convertible Preferred Stocks	0.2
Short-Term and Other	4.0

Largest Holdings [Text Block]
Table Summary
Hopper Merger Sub	2.5%
TransDigm	1.9
Applied Systems	1.7
Alera Group	1.7
Ellucian Holdings	1.6
Neptune Bidco U.S.	1.6
CRC Insurance Group	1.4
Asurion	1.4
Engineered Machinery Holdings	1.4
UKG	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000177200
Shareholder Report [Line Items]
Fund Name	Floating Rate Fund
Class Name	I Class
Trading Symbol	TFAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - I Class	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Leveraged loans advanced in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and the likely end of the Federal Reserve’s rate-cutting cycle supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Morningstar LSTA Performing Loan Index, credit selection in the information technology and automotive segments aided relative performance, with meaningful contributions from social networking company X/Twitter and our avoidance of First Brands Group, a supplier within the global automotive aftermarket that filed for Chapter 11 bankruptcy in September 2025. Asurion, the leading provider of mobile protection services, was a notable contributor in the wireless communications segment.

  Relative to the style-specific benchmark, Qlik Technologies, which offers business intelligence and analytics; and Kaseya, a leading global provider of information technology management solutions, detracted as fears about the potential impacts of displacement amid increased adoption of artificial intelligence (AI) technology weighed on their performance. The cable operators segment held back relative gains, partly due to Optimum (formerly known as Altice USA).

  The fund seeks high current income and some capital appreciation. We continued to pare down the portfolio’s information technology holdings, largely due to AI-displacement risk. For several quarters, we have evaluated how generative AI could affect revenue durability, pricing power, reinvestment needs, and capital structure outcomes across our software and broader technology holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
11/30/16	500,562	498,674	500,375
2/28/17	509,251	503,720	512,166
5/31/17	513,569	511,246	516,720
8/31/17	515,949	517,530	520,000
11/30/17	521,133	514,702	526,092
2/28/18	526,665	506,265	534,689
5/31/18	529,995	509,331	539,451
8/31/18	536,356	512,100	546,609
11/30/18	535,296	507,795	545,422
2/28/19	543,205	522,312	553,675
5/31/19	550,010	541,930	560,749
8/31/19	556,460	564,193	564,584
11/30/19	562,402	562,592	567,759
2/29/20	561,587	583,332	573,343
5/31/20	542,699	592,956	544,044
8/31/20	559,460	600,715	570,684
11/30/20	571,312	603,570	589,445
2/28/21	586,845	591,403	609,006
5/31/21	592,953	590,555	615,964
8/31/21	597,648	600,209	621,328
11/30/21	601,824	596,608	626,185
2/28/22	604,307	575,765	629,354
5/31/22	590,528	541,999	614,601
8/31/22	598,876	531,089	623,308
11/30/22	600,337	520,006	622,758
2/28/23	620,420	519,790	646,453
5/31/23	624,721	530,385	651,691
8/31/23	652,685	524,752	683,921
11/30/23	666,437	526,141	699,236
2/29/24	687,028	537,084	722,936
5/31/24	703,711	537,310	740,813
8/31/24	717,221	563,042	753,350
11/30/24	734,394	562,314	771,982
2/28/25	744,554	568,279	782,585
5/31/25	754,832	566,641	791,732
8/31/25	770,295	580,700	808,896
11/30/25	780,482	594,373	817,411
2/28/26	778,990	603,857	812,980
5/31/26	798,047	595,728	832,456

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 11/29/16
Floating Rate Fund (I Class)	5.73%	6.12%	5.04%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.86
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	5.14	6.21	5.51

Performance Inception Date	Nov. 29, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,063,480,000
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 16,926,000
InvestmentCompanyPortfolioTurnover	66.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,063,480 Number of Portfolio Holdings338
Holdings [Text Block]
Table Summary
Bank Loans	87.2%
Corporate Bonds	8.4
Preferred Stocks	0.2
Convertible Preferred Stocks	0.2
Short-Term and Other	4.0

Largest Holdings [Text Block]
Table Summary
Hopper Merger Sub	2.5%
TransDigm	1.9
Applied Systems	1.7
Alera Group	1.7
Ellucian Holdings	1.6
Neptune Bidco U.S.	1.6
CRC Insurance Group	1.4
Asurion	1.4
Engineered Machinery Holdings	1.4
UKG	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219333
Shareholder Report [Line Items]
Fund Name	Floating Rate Fund
Class Name	Z Class
Trading Symbol	TRIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Z Class	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Leveraged loans advanced in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and the likely end of the Federal Reserve’s rate-cutting cycle supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Morningstar LSTA Performing Loan Index, credit selection in the information technology and automotive segments aided relative performance, with meaningful contributions from social networking company X/Twitter and our avoidance of First Brands Group, a supplier within the global automotive aftermarket that filed for Chapter 11 bankruptcy in September 2025. Asurion, the leading provider of mobile protection services, was a notable contributor in the wireless communications segment.

  Relative to the style-specific benchmark, Qlik Technologies, which offers business intelligence and analytics; and Kaseya, a leading global provider of information technology management solutions, detracted as fears about the potential impacts of displacement amid increased adoption of artificial intelligence (AI) technology weighed on their performance. The cable operators segment held back relative gains, partly due to Optimum (formerly known as Altice USA).

  The fund seeks high current income and some capital appreciation. We continued to pare down the portfolio’s information technology holdings, largely due to AI-displacement risk. For several quarters, we have evaluated how generative AI could affect revenue durability, pricing power, reinvestment needs, and capital structure outcomes across our software and broader technology holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
5/31/20	10,638	10,215	10,511
8/31/20	10,984	10,349	11,025
11/30/20	11,246	10,398	11,388
2/28/21	11,557	10,188	11,766
5/31/21	11,707	10,173	11,900
8/31/21	11,818	10,340	12,004
11/30/21	11,906	10,278	12,097
2/28/22	11,973	9,919	12,159
5/31/22	11,730	9,337	11,874
8/31/22	11,901	9,149	12,042
11/30/22	11,949	8,958	12,031
2/28/23	12,381	8,954	12,489
5/31/23	12,486	9,137	12,590
8/31/23	13,065	9,040	13,213
11/30/23	13,361	9,064	13,509
2/29/24	13,795	9,252	13,967
5/31/24	14,137	9,256	14,312
8/31/24	14,446	9,700	14,554
11/30/24	14,814	9,687	14,914
2/28/25	15,026	9,790	15,119
5/31/25	15,257	9,762	15,296
8/31/25	15,594	10,004	15,627
11/30/25	15,841	10,239	15,792
2/28/26	15,818	10,403	15,706
5/31/26	16,248	10,263	16,083

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 3/16/20
Floating Rate Fund (Z Class)	6.49%	6.77%	8.13%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	0.42
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	5.14	6.21	7.95

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,063,480,000
Holdings Count | Holding	338
Advisory Fees Paid, Amount	$ 16,926,000
InvestmentCompanyPortfolioTurnover	66.40%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,063,480 Number of Portfolio Holdings338
Holdings [Text Block]
Table Summary
Bank Loans	87.2%
Corporate Bonds	8.4
Preferred Stocks	0.2
Convertible Preferred Stocks	0.2
Short-Term and Other	4.0

Largest Holdings [Text Block]
Table Summary
Hopper Merger Sub	2.5%
TransDigm	1.9
Applied Systems	1.7
Alera Group	1.7
Ellucian Holdings	1.6
Neptune Bidco U.S.	1.6
CRC Insurance Group	1.4
Asurion	1.4
Engineered Machinery Holdings	1.4
UKG	1.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless